Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2016
Registrant Name	dei_EntityRegistrantName	PIMCO ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001450011
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 07, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 07, 2017
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016